UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE BOND FUND

(Exact name of registrant as specified in its charter)

99 Park Avenue - 8th Floor, New York, N.Y.	10016
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Worldwide Bond Fund
99 Park Avenue - 8th Floor
New York, N.Y. 10016
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

Worldwide Bond Fund
Schedule of Investments
September 30, 2007 (unaudited)

Principal
Amount		Value
BONDS AND NOTES: 92.7%
Austria: 5.0%
JPY 3000,000,000	Oester Kontroll Bank Bond
	1.80%, 3/22/10	$2,659,862

Belgium: 4.7%
EUR 1,800,000	Belgium Kingdom
	4.00%, 3/28/17	2,475,111

Canada: 8.1%
CAD 4,000,000	Canadian Government Bond
	6.00%, 6/1/11	4,265,460

France: 4.9%
EUR 1,900,000	French Treasury Note
	3.75%, 4/25/17	2,571,566

Germany: 12.3%
	Bundesrepublik Deutschland Bonds
EUR 1,500,000	4.50%, 7/4/09	2,153,585
EUR 3,000,000	4.75%, 7/4/28	4,355,650
		6,509,235

Italy: 5.0%
EUR 1,800,000	Italian Government Bond
	5.00% , 2/1/12	2,641,989

Netherlands: 5.0%
EUR 1,900,000	Netherlands Government Bond
	4.00%, 7/15/16	2,636,132

New Zealand: 6.4%
NZD 4,500,000	New Zealand Government Bond
	6.50%, 4/15/13 †	3,397,436

Spain: 8.1%
EUR 3,000,000	Spanish Government Bond
	4.00%, 1/31/10	4,271,334

United Kingdom: 9.1%
GBP 2,400,000	Great Britain Government Bond
	4.25% , 3/7/11	4,787,901

United States: 24.0%
JPY 300,000,000	KFW International Finance, Inc. Bond
	1.75% , 3/23/10	2,656,721
	U.S. Treasury Notes/Bonds:
$2,500,000	5.50%, 5/15/09 †	2,560,743
5,000,000	4.00%, 3/15/10 †	5,004,300
2,000,000	6.625%, 2/15/27 †	2,431,094
		12,652,858

Total Bonds and Notes 92.7%
(Cost: $40,997,190)		48,868,884

	Principal
	Amount
REPURCHASE AGREEMENT: 6.2%
State Street Bank & Trust Co.,
3.80% (dated 9/28/07, due 10/1/07,
repurchase price $3,288,041
collateralized by $3,395,000
Federal Home Loan Bank,
3.25%, due 8/15/08 with a
value of $3,356,192)
(Cost: $3,287,000)	$3,287,000	$3,287,000

Total Investments Before Collateral
for Securities Loaned: 98.9%
(Cost: $44,283,938)		$52,155,884

	Number
	of Shares
SHORT-TERM INVESTMENT HELD
AS COLLATERAL FOR
SECURITIES LOANED: 18.5%
State Street Navigator Securities
Lending Prime Portfolio
(Cost: $9,761,844)	9,761,844	9,761,844

Total Investments: 117.4%		61,917,728
(Cost: $54,046,034)
Liabilities in excess of other assets (17.4)%		(9,186,448)
NET ASSETS: 100.0%		$52,731,280

† Security fully or partially on loan. Total market value of securities on loan is $9,566,491.

CAD Canadian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
NZD New Zealand Dollar

The aggregate cost of investments owned for Federal income tax purposes is $54,046,034, and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation		$ 7,871,694
Gross Unrealized Depreciation		-
Net Unrealized Appreciation		$ 7,871,694

Summary of Investments By Sector	% of
Excluding Collateral for Securities Loaned	Investments	Value
Foreign Government Bonds	64.3%	$ 33,556,163
U.S. Government Bonds	19.2	9996137
Foreign Banks	10.2	5316583
Repurchase Agreement	6.3	3287000
	100.0%	$ 52,155,883

Security Valuation—Securities traded on national exchanges or on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are valued using methods approved by the Board of Trustees. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures are valued using the closing price reported at the close of the respective exchange. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”) which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities. Short-term investments held as collateral for securities loaned are valued at net asset value.

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Worldwide Bond Fund

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Bond Fund

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Keith J. Carlson, Chief Executive Officer, Worldwide Bond Fund

Date: November 29, 2007

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Bond Fund

Date: November 29, 2007